Summary of Significant Accounting Policies and Disclosures (Details Narrative) € in Thousands	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 04, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Apr. 04, 2024 EUR (€)	Dec. 31, 2021 USD ($)
Interest Costs Capitalized			$ 0
Property, Plant and Equipment, Useful Life			30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)			$ 400,000
Future charter rate assumptions			The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Property, Plant and Equipment, Net			$ 1,631,405,000		$ 1,664,101,000
Prepaid Expense and Other Assets, Current			39,418,000		40,464,000
Other Assets, Noncurrent			22,564,000		23,935,000
Derivative, Loss on Derivative			$ 764,000	$ 1,368,000
Line of Credit Facility, Interest Rate Description			1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate			0.64%
Derivative Asset			$ 36,446,000		41,506,000
Derivative, Description of Hedged Item			the Company has designated only a portion of its outstanding debt (initially $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax			$ 551,000	$ (176,000)
Derivative, Premium Paid			28,000		0
Interest Rate Caps [Member]
Derivative, Notional Amount	$ 507,891,000						$ 484,106,000
Derivative, Cap Interest Rate	0.75%
Derivative, Maturity Date	fourth quarter 2026
Derivative, Inception Date				Dec. 22, 2021
Derivative, Contract End Date				Nov. 30, 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Loss on Derivative			764,000	$ 1,368,000
FX Option [Member]
Derivative, Notional Amount		$ 3,000,000
Derivative, Inception Date		Apr. 11, 2024
Derivative, Contract End Date		Mar. 13, 2025
Derivative, Foreign Currency Option Strike Price		1.10
Derivative, Description of Objective		The Company entered to this option to hedge the downside foreign exchange risk associated with expenses denominated in EUR against fluctuations between the US Dollar and Euro
Derivative Asset			184,000		0
Derivative, Premium Paid | €						€ 417
December 2021 interest rate caps [Member]
Derivative, Notional Amount							$ 484,106,000
Charters Revenues [Member]
Loss in charter revenue			4,249,000
Gain in charter revenue				$ 1,785,000
Prepaid Expense and Other Assets, Current			8,403,000		9,027,000
Other Assets, Noncurrent			$ 4,581,000		15,139,000
Two Vessel Group [Member]
Tangible Asset Impairment Charges					$ 18,830,000
Number of vessels recognized with impairment charge					2
Property, Plant and Equipment, Net					$ 43,830,000
Property, Plant, and Equipment, Fair Value Disclosure					$ 25,000,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Supplemental Cash Flow Information Related Text			The Company has made reclassifications to the prior year statement of cash flows to correct and reclassify payments for drydocking and special survey costs from investing outflows to operating outflows which resulted in a decrease in investing outflows and increase in operating outflows of $6,305, $18,300, and $33,386 for the three months ended March 31, 2023, six months ended June 30, 2023, and nine months ended September 30, 2023, respectively